Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits Details 1
2013	$ 86,086
2014	21,923
2015	10,194
2016	7,769
2017	5,050
2018	535
Total	$ 131,557